Investment in Equity Securities (Details Narrative) - USD ($)		1 Months Ended	10 Months Ended	12 Months Ended
	Jan. 17, 2024	Jan. 31, 2024	Dec. 15, 2024	Dec. 31, 2024	Feb. 28, 2025	Jan. 31, 2025
Share price		$ 6.61			$ 0.44	$ 2.235
Campaign Brain, Inc. [Member]
Restricted stock issued, shares		1,000,000
Share price		$ 0.122
Restricted stockvested, shares	450,000		50,000
Ownership percentage	10.00%			20.00%
Restricted stock issued		$ 122,000.0
Loss from equity method investments				$ 1,900
Impairment of investments				120,130
Investments